RECENT REAL ESTATE TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Real Estate [Abstract]
RECENT REAL ESTATE TRANSACTIONS

3. RECENT REAL ESTATE TRANSACTIONS

Acquisitions during the three months ended March 31, 2026:

●	The Company acquired no model homes or commercial properties.

Acquisitions during the three months ended March 31, 2025:

●	The Company acquired 12 model homes for approximately $4.3 million. The purchase price was paid through cash payments of approximately $3.0 million and mortgage notes of approximately $1.3 million.

Dispositions during the three months ended March 31, 2026:

●	On January 14, 2026, the Company sold one commercial property, Dakota Center, to a single buyer for approximately $4.7 million, net of selling costs, and recognized a net gain on the disposition of the assets and liabilities of approximately $3.4 million.

●	The Company sold 5 model homes for approximately $2.3 million, net of sales costs, and recognized a gain of approximately $0.2 million.

Dispositions during the three months ended March 31, 2025:

●	The Company sold 6 model homes for approximately $2.8 million, net of sales costs, and recognized a gain of approximately $0.2 million.

●	On February 6, 2025 the Company sold two commercial properties, Union Town Center and Research Parkway, to a single buyer for approximately $15.9 million, net of selling costs, and recognized a net gain of approximately $4.5 million net of closing costs

3. RECENT REAL ESTATE TRANSACTIONS

Significant Transactions in 2025 and 2024

Acquisitions during the year ended December 31, 2025:

●	We acquired 22 Model Home Properties and leased them back to the homebuilders under triple net leases during the year ended December 31, 2025. The purchase price for these properties was approximately $9.4 million. The purchase price consisted of cash payments of approximately $2.8 million and mortgage notes of approximately $6.6 million.

Acquisitions during the year ended December 31, 2024:

●	We acquired 19 Model Home Properties and leased them back to the homebuilders under triple net leases during the year ended December 31, 2024. The purchase price for the properties was approximately $9.7 million. The purchase price consisted of cash payments of approximately $3.0 million and mortgage notes of approximately $6.7 million.

We review our portfolio of investment properties for value appreciation potential on an ongoing basis, and dispose of any properties that no longer satisfy our requirements in this regard, taking into account tax and other considerations. The proceeds from any such property sale, after repayment of any associated mortgage or repayment of secured or unsecured indebtedness, are available for investing in properties that we believe will have a greater likelihood of future price appreciation.

Dispositions during the year ended December 31, 2025:

During year ended December 31, 2025, we disposed of the following properties:

●	20 model homes for approximately $9.8 million, net of sales costs, and the Company recognized a gain of approximately $1.0 million.

●	On February 6, 2025, the Company sold two commercial properties, Union Town Center and Research Parkway, to a single buyer for approximately $15.9 million, net of selling costs, and recognized a net gain of approximately $4.5 million net of closing costs.

Dispositions during the year ended December 31, 2024:

During year ended December 31, 2024, we disposed of the following properties:

●	51 model homes for approximately $24.8 million net of sales costs, and the Company recognized a gain of approximately $3.4 million.